                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-4413

Exact name of registrant as specified in charter:  Delaware Group Equity
                                                   Funds IV

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  September 30

Date of reporting period:  September 30, 2004

Item 1. Reports to Stockholders

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

GROWTH-EQUITY







ANNUAL REPORT SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                        DELAWARE DIVERSIFIED GROWTH FUND





[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
   OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             3
-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     5
-----------------------------------------------------------------
SECTOR ALLOCATION                                               6
-----------------------------------------------------------------
FINANCIAL STATEMENTS:
   Statement of Net Assets                                      7
   Statement of Operations                                     10
   Statements of Changes in Net Assets                         11
   Financial Highlights                                        12
   Notes to Financial Statements                               15
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      18
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     19
-----------------------------------------------------------------




    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

PORTFOLIO                                       DELAWARE DIVERSIFIED GROWTH FUND
   MANAGEMENT REVIEW                            October 11, 2004

FUND MANAGERS

Patrick P. Coyne
Managing Director/Head of Equity Investments

Christopher S. Adams
Portfolio Manager

Francis X. Morris
Senior Portfolio Manager

Michael S. Morris
Portfolio Manager

Donald G. Padilla
Equity Analyst

Q: HOW DID THE FUND AND THE EQUITY MARKETS IN GENERAL PERFORM DURING THE 12-MONTH PERIOD?
A: The equity markets began the 12-month period in the midst of a substantial rally as many signs pointed to continued economic strength and excellent prospects for corporate earnings. As the fiscal year continued, uncertainty and volatility resurfaced, prompted by ongoing geopolitical threats in Iraq, a heated presidential campaign, and prospects for higher interest rates. During the second half of the period, the optimistic sentiment subsided and the stock markets remained mired in a trading range. Still, most equities experienced positive returns for the full 12-month period, with value-oriented stocks outperforming their growth counterparts.

For the fiscal year ended September 30, 2004, Delaware Diversified Growth Fund appreciated +7.09% (Class A shares at net asset value with distributions reinvested); its performance was consistent with the +7.12% return of the Lipper Large-Cap Growth Funds Average. Further, the benchmark Russell 1000 Growth Index returned a comparable +7.51% during the 12-month period. The benchmark index was comprised of more mid- and smaller-capitalization issues than were found in your Fund, many of which outperformed large-cap growth stocks in this environment (source: Lipper Inc.).

Q: WHAT INVESTMENT PHILOSOPHIES AND DISCIPLINES DID YOU USE DURING THE 12-MONTH PERIOD?
A: We continued to focus on sound fundamental and quantitative research to attempt to identify favorable valuations and mis-pricings among large-cap growth issues. Our comprehensive, bottom-up stock selection process is three-fold:

1) Our screening process employs a quantitative model that analyzes approximately 25 factors to determine a company's absolute and relative attractiveness with regards to current valuation, ongoing expectations, and the level of financial quality;

2) We conduct a fundamental review of the output to confirm the results of the model, incorporate human judgment, and apply a forward-looking perspective to the selection process;

3) We utilize additional quantitative metrics to ensure that the final make-up of your Fund possesses performance characteristics and risk exposures that are truly large-cap growth oriented and consistent with those of its benchmark. We remain fully committed to our long-term philosophy and investment disciplines and believe they may deliver sound, risk-adjusted returns over time.

Q: HOW DID THE ECONOMY AND THE FEDERAL RESERVE POLICY IMPACT THE MARKETS OVER THE PAST 12 MONTHS?

A: Heading into the fiscal year, the resilient consumer contributed to much of the underlying strength in the domestic economy. Americans were benefiting from the stimuli provided by monetary policy (low interest rates) and fiscal policy (tax cuts), which both served to put more dollars in their pocketbooks. The strong economic growth reported for the second half of 2003 lent tremendous confidence to equity investors.

Unfortunately, that strength was not sustained throughout the remainder of the 12-month fiscal period. While the economy continued to exhibit modest growth over the past few quarters, it has clearly slowed from its previous pace, which in turn has contributed to equity prices moving within general trading ranges.

With interest rates at historically low levels, Federal Reserve Chairman Alan Greenspan initiated a well-telegraphed policy of short-term rate increases. By taking such a measured approach, the Federal Reserve hopes to allow the economy to continue growing at a moderate and sustainable pace. Despite the dramatic recent surge in oil prices, inflation has been held in check at both the wholesale and retail levels.

Ultimately, prolonged periods of elevated oil prices could serve as a tax on the typical consumer, as from higher gasoline prices and heating costs. However, rising labor costs (wages and benefits) would have a far greater impact on inflation, the economy, and the markets. Chairman Greenspan and the Fed Governors seem to be closely monitoring the employment picture and, barring any surprises, will likely continue along the current course of monetary policy.

Q: PLEASE REVIEW SOME OF THE BETTER PERFORMING STOCKS WITHIN THE FUND DURING
THE FISCAL YEAR.
A: Retail companies performed extremely well for your Fund during the period (source: Bloomberg). The optimism exhibited by the American consumer contributed to healthy returns across various lines of retailers. We benefited from strong performances with our holdings of Coach, Limited Brands, and Claire's Stores, each of which market specialty apparel and fashion accessories.

Cummins Engine was another outstanding performer within the Fund. This industrial machinery company designs and manufactures truck engines and related products. Currently, the inventory of aging trucks is being upgraded in the U.S. more environmentally efficient engines are needed to maintain compliance with the increasingly tough emissions regulations (source: EPA). The company's stock price surged roughly 70 percent over the 12-month period.

Also, Countrywide Financial, a diversified mortgage banking Company, continued to benefit from the low interest rate environment and the generally positive outlook for the mortgage business. Despite many concerns that the Federal Reserve's decision to raise rates would hinder mortgage origination and refinancing activities, the Fund's managers believed such reactions were overstated and were proved correct as the company's stock price doubled (on a split-adjusted basis) during the period.

Q: WHICH INDUSTRY SECTORS AND STOCK HOLDINGS DID NOT PERFORM AS EXPECTED?
A: We were disappointed in the performance of some technology-related holdings during the period. In particular, we were bullish on semiconductor companies and maintained positions in Intel and Texas Instruments. Both companies underperformed during the period as they experienced slower earnings growth and less-than-expected activity from their corporate markets. We continue to hold positions in both companies.

We also maintained a favorable outlook for internet companies, many of which experienced outstanding returns during the fiscal year. However, we accumulated a position in IAC/InterActiveCorp, a multi-brand e-commerce company that operates within various travel, shopping, and media-related segments. The company realized lower-than-anticipated online sales of hotel rooms and its share price fell noticeably during the 12-month period.

DELAWARE
  DIVERSIFIED GROWTH FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Diversified Growth Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money.

FUND PERFORMANCE
Average Annual Total Returns
Through September 30, 2004             Lifetime       Five Years      One Year
--------------------------------------------------------------------------------
Class A (Est. 12/2/96)
Excluding Sales Charge                   -1.54%           -7.20%        +7.09%
Including Sales Charge                   -2.28%           -8.30%        +1.00%
--------------------------------------------------------------------------------
Class B (Est. 4/30/02)
Excluding Sales Charge                   -0.55%            --           +6.25%
Including Sales Charge                   -1.69%            --           +2.25%
--------------------------------------------------------------------------------
Class C (Est. 4/30/02)
Excluding Sales Charge                   -0.55%            --           +6.25%
Including Sales Charge                   -0.55%            --           +5.25%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%. No class R shares were made available during the periods shown.

The average annual total returns for the lifetime (since 12/2/96), five-year, and one-year periods ended September 30, 2004 for Delaware Diversified Growth Fund Institutional Class were -1.46%, -7.09%, and +7.17%, respectively. The Institutional Class shares were first made available on December 2, 1996 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Diversified Growth Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol: DGDIX

DELAWARE
   DIVERSIFIED GROWTH FUND

FUND BASICS
As of September 30, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks capital appreciation.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$ 61.64 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:
147
--------------------------------------------------------------------------------
FUND START DATE:
December 2, 1996
--------------------------------------------------------------------------------

YOUR FUND MANAGERS:

Patrick P. Coyne holds a bachelor's degree from Harvard University and a MBA from the University of Pennsylvania's Wharton School. Prior to joining Delaware Investments in 1989, he managed Kidder, Peabody & Co Inc's trading desk. He now heads up the equity investments department while co-managing mutual funds and nuclear decommissioning accounts.

Christopher S. Adams holds bachelor's and master's degrees in history and economics from Oxford University and received an MBA from the Wharton School at the University of Pennsylvania. He joined Delaware Investments in 1995 after several years' experience in the financial services industry. He is a CFA charterholder.

Frank X. Morris holds a bachelor's degree in finance from Providence College and an MBA from Widener University. Prior to joining Delaware Investments in 1997, he serviced as a securities analyst, portfolio manager, and director of equity research at PNC Asset Management.

Michael S. Morris holds a BS from Indiana University. Prior to joining Delaware Investments in 1999, he served as senior equity analyist at Pilgrim Baxter, covering financial stocks. Mr. Morris is a CFA charterholder.

Donald G. Padilla received a BS degree from Lehigh University. Prior to joining Delaware Investments in 1994, Mr. Padilla worked at The Vanguard Group. He is a CFA charterholder.

--------------------------------------------------------------------------------

NASDAQ SYMBOLS:

Class A   DGDAX
Class B   DGDBX
Class C   DGDCX

--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
December 2, 1996 (Fund's Inception) through September 30, 2004

                        DELAWARE
                   DIVERSIFIED GROWTH
                     FUND - CLASS A              RUSSELL 1000
                         SHARES                  GROWTH INDEX
 2-DEC-96                $9,424                     $10,000
30-SEP-97               $11,275                     $12,854
30-SEP-98               $10,496                     $14,282
30-SEP-99               $12,125                     $19,259
30-SEP-00               $15,109                     $23,771
30-SEP-01                $8,207                     $12,922
30-SEP-02                $6,273                     $10,013
30-SEP-03                $7,792                     $12,609
30-SEP-04                $8,345                     $13,556

Chart assumes $10,000 invested on December 2, 1996 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. Returns plotted on the chart were as of the last day of each successive month shown. The Russell 1000 Growth Index is an unmanaged index that generally tracks the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

DISCLOSURE                    For the Period April 1, 2004 to September 30, 2004
  OF FUND EXPENSES

As a shareholder of the fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assumes reinvestment of all dividends and distributions. "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

DELAWARE DIVERSIFIED GROWTH FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning    Ending      Annualized    Expenses
                                                            Account     Account       Expense    Paid During
                                                             Value       Value         Ratio       Period
                                                            4/1/04      9/30/04                   4/1/04 to
                                                                                                   9/31/04
------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $966.40        1.00%      $4.92
Class B                                                     1,000.00      964.30        1.75%       8.59
Class C                                                     1,000.00      962.80        1.75%       8.59
Institutional Class                                         1,000.00      968.00        0.75%       3.69
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.00        1.00%      $5.05
Class B                                                     1,000.00    1,016.25        1.75%       8.82
Class C                                                     1,000.00    1,016.25        1.75%       8.82
Institutional Class                                         1,000.00    1,021.25        0.75%       3.79
------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of September 30, 2004
   DELAWARE DIVERSIFIED GROWTH FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following table lists the Fund's portfolio holdings as a percent of total net assets, and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                      OF NET ASSETS
-------------------------------------------------------------------------
COMMON STOCK                                                   98.55%
-------------------------------------------------------------------------
Aerospace & Defense                                             1.26%
Automobiles & Automotive Parts                                  0.42%
Banking, Finance & Insurance                                    8.92%
Basic Industry/Capital Goods                                    1.96%
Buildings & Materials                                           0.90%
Business Services                                               0.39%
Cable, Media & Publishing                                       3.82%
Chemicals                                                       0.79%
Computers & Technology                                         13.49%
Consumer Products                                               4.48%
Electronics & Electrical Equipment                              0.63%
Energy                                                          1.43%
Environmental Services                                          0.45%
Food, Beverage & Tobacco                                        4.20%
Healthcare                                                     15.80%
Industrial Machinery                                            2.46%
Internet Services                                               1.55%
Leisure, Lodging & Entertainment                                1.04%
Metals & Mining                                                 0.16%
Pharmaceuticals                                                 9.63%
Retail                                                          9.65%
Semiconductors                                                  6.55%
Telecommunications                                              6.50%
Textiles, Apparel & Furniture                                   1.00%
Transportation & Shipping                                       1.07%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           2.04%
-------------------------------------------------------------------------
TOTAL MARKET VALUE                                            100.59%
-------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.59%)
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

STATEMENT                                       DELAWARE DIVERSIFIED GROWTH FUND
  OF NET ASSETS                                 September 30, 2004

                                                         Number of    Market
                                                          Shares      Value
COMMON STOCK - 98.55%
Aerospace & Defense - 1.26%
  Boeing                                                   11,300 $   583,306
  Northrop Grumman                                          3,600     191,988
                                                                  -----------
                                                                      775,294
                                                                  -----------
Automobiles & Automotive Parts - 0.42%
  Johnson Controls                                          4,600     261,326
                                                                  -----------
                                                                      261,326
                                                                  -----------
Banking, Finance & Insurance - 8.92%
  American Express                                          8,300     427,118
  American International Group                             14,300     972,257
  Capital One Financial                                     3,400     251,260
  Citigroup                                                10,100     445,612
  Countrywide Financial                                     6,200     244,218
  Everest Re Group                                          2,000     148,660
  Fannie Mae                                                7,400     469,160
  Freddie Mac                                               6,100     397,964
  Goldman Sachs Group                                       2,200     205,128
  Lehman Brothers Holdings                                  2,500     199,300
  MBNA                                                     13,700     345,240
  Mellon Financial                                          9,100     251,979
  Merrill Lynch                                             3,000     149,160
  Morgan Stanley                                            6,200     305,660
  Prudential Financial                                      5,000     235,200
  SLM                                                       6,900     307,740
  U.S. Bancorp                                              5,000     144,500
                                                                  -----------
                                                                    5,500,156
                                                                  -----------
Basic Industry/Capital Goods - 1.96%
  3M                                                        6,200     495,814
  Brinks                                                    5,200     156,884
  General Electric                                          5,500     184,690
  Harsco                                                    4,100     184,090
  Tyco International                                        6,100     187,026
                                                                  -----------
                                                                    1,208,504
                                                                  -----------
Buildings & Materials - 0.90%
  KB Home                                                   4,100     346,409
  Masco                                                     6,100     210,633
                                                                  -----------
                                                                      557,042
                                                                  -----------
Business Services - 0.39%
  Cendant                                                  11,100     239,760
                                                                  -----------
                                                                      239,760
                                                                  -----------
Cable, Media & Publishing - 3.82%
  Clear Channel Communications                              7,100     221,307
 +Comcast Class A                                          16,200     457,488
 +DIRECTV Group                                            11,000     193,490
  Disney (Walt)                                            15,300     345,015
  Knight-Ridder                                             2,100     137,445
 +Time Warner                                              30,100     485,814
  Viacom Class B                                           15,300     513,468
                                                                  -----------
                                                                    2,354,027
                                                                  -----------
Chemicals - 0.79%
  Dow Chemical                                              6,100     275,598
  Ecolab                                                    6,700     210,648
                                                                  -----------
                                                                      486,246
                                                                  -----------
                                                         Number of    Market
                                                          Shares      Value
COMMON STOCK (CONTINUED)
Computers & Technology - 13.49%
  Adobe Systems                                             9,300 $   460,071
  Automatic Data Processing                                 3,400     140,488
  Certegy                                                   5,200     193,492
 +Dell                                                     31,700   1,128,520
 +DST Systems                                               5,700     253,479
 +Electronic Arts                                           8,100     372,519
 +EMC                                                      40,700     469,678
  First Data                                                5,900     256,650
  International Business Machines                          14,900   1,277,526
 +Intuit                                                    7,200     326,880
  Microsoft                                                85,900   2,375,135
 +Oracle                                                   53,400     602,352
 +SanDisk                                                  10,200     297,024
 +Storage Technology                                        6,200     156,612
                                                                  -----------
                                                                    8,310,426
                                                                  -----------
Consumer Products - 4.48%
  Clorox                                                    8,100     431,730
  Fortune Brands                                            5,100     377,859
  Gillette                                                 13,400     559,316
  Kimberly-Clark                                            5,200     335,868
  Procter & Gamble                                         19,500   1,055,340
                                                                  -----------
                                                                    2,760,113
                                                                  -----------
Electronics & Electrical Equipment - 0.63%
 +Energizer Holdings                                        5,100     235,110
 +Sanmina                                                  21,800     153,690
                                                                  -----------
                                                                      388,800
                                                                  -----------
Energy - 1.43%
  Devon Energy                                              3,600     255,636
  ENSCO International                                       5,300     173,151
 +Nabors Industries                                         4,700     222,545
 +National-Oilwell                                          7,000     230,020
                                                                  -----------
                                                                      881,352
                                                                  -----------
Environmental Services - 0.45%
  Waste Management                                         10,100     276,134
                                                                  -----------
                                                                      276,134
                                                                  -----------
Food, Beverage & Tobacco - 4.20%
  Anheuser-Busch                                           15,300     764,235
  Coca-Cola                                                18,800     752,940
  Kellogg                                                   5,200     221,832
  Kraft Foods Class A                                       4,800     152,256
  PepsiCo                                                  14,400     700,560
                                                                  -----------
                                                                    2,591,823
                                                                  -----------
Healthcare - 15.80%
 +Amgen                                                    17,800   1,008,904
 +Anthem                                                    3,000     261,750
  Baxter International                                      4,300     138,288
  Beckman Coulter                                           4,700     263,764
  Becton Dickinson                                          7,700     398,090
 +Biogen IDEC                                               6,000     367,020
  Biomet                                                    8,100     379,728
 +Boston Scientific                                         4,200     166,866
  Cooper                                                    3,400     233,070
 +Genentech                                                 8,200     429,844
 +Gilead Sciences                                          10,200     381,276
  Guidant                                                   8,100     534,924

STATEMENT                                       DELAWARE DIVERSIFIED GROWTH FUND
   OF NET ASSETS (CONTINUED)

                                                         Number of    Market
                                                          Shares       Value
COMMON STOCK (continued)
Healthcare (continued)
 +Idexx Laboratories                                        3,800 $   192,812
 +Inamed                                                    3,600     171,612
  Johnson & Johnson                                        38,100   2,146,173
 +MedImmune                                                10,000     237,000
  Medtronic                                                16,400     851,160
  Quest Diagnostics                                         4,200     370,524
 +Tenet Healthcare                                         19,300     208,247
  UnitedHealth Group                                        7,200     530,928
 +Varian Medical Systems                                    7,200     248,904
 +WellPoint Health Networks                                 2,000     210,180
                                                                  -----------
                                                                    9,731,064
                                                                  -----------
Industrial Machinery - 2.46%
  Black & Decker                                            3,200     247,808
  Briggs & Stratton                                         2,600     211,120
  Caterpillar                                               6,200     498,790
  Cummins Engine                                            3,800     280,782
  Rockwell Automation                                       7,100     274,770
                                                                  -----------
                                                                    1,513,270
                                                                  -----------
Internet Services - 1.55%
 +Ask Jeeves                                                6,400     209,344
 +eBay                                                      4,600     422,924
 +IAC/InterActiveCorp                                       8,800     193,776
 +Yahoo                                                     3,900     132,249
                                                                  -----------
                                                                      958,293
                                                                  -----------
Leisure, Lodging & Entertainment - 1.04%
  Harley-Davidson                                           3,500     208,040
  Marriott International Class A                            4,500     233,820
 +MGM Mirage                                                4,000     198,600
                                                                  -----------
                                                                      640,460
                                                                  -----------
Metals & Mining - 0.16%
  Freeport-McMoRan Copper & Gold Class B                    2,500     101,250
                                                                  -----------
                                                                      101,250
                                                                  -----------
Pharmaceuticals - 9.63%
  Abbott Laboratories                                      17,700     749,772
  Bristol-Myers Squibb                                      3,500     319,545
 +Express Scripts Class A                                   4,600     300,564
 +Forest Laboratories                                       7,200     323,856
  GlaxoSmithKline ADR                                       5,200     227,396
  Lilly (Eli)                                               3,100     186,155
  Merck & Co.                                              12,100     399,300
  Pfizer                                                   92,500   2,830,500
  Wyeth                                                    16,000     598,400
                                                                  -----------
                                                                    5,935,488
                                                                  -----------
Retail - 9.65%
 +AnnTaylor Stores                                          8,700     203,580
  Best Buy                                                  5,600     303,744
  Claire's Stores                                           8,300     207,832
  CVS                                                       7,100     299,123
  Gap                                                      15,800     295,460
  Home Depot                                               32,500   1,274,000
  Hughes Supply                                             6,200     186,434
  Limited Brands                                           14,500     323,205
  Lowe's                                                    4,600     250,010
  McDonald's                                                9,800     274,694
  MSC Industrial Direct Class A                             5,100     173,808

                                                         Number of    Market
                                                          Shares       Value
COMMON STOCK (continued)
Retail (continued)
  RadioShack                                                6,000 $   171,840
  Staples                                                  10,900     325,038
  Target                                                    4,500     203,625
  Wal-Mart Stores                                          21,100   1,122,520
  Yum! Brands                                               8,200     333,412
                                                                  -----------
                                                                    5,948,325
                                                                  -----------
Semiconductors - 6.55%
 +Altera                                                   17,400     340,518
  Analog Devices                                           10,100     391,678
 +Applied Materials                                        20,900     344,641
  Intel                                                    90,300   1,811,418
 +Lam Research                                             11,100     242,868
  Linear Technology                                         9,100     329,784
  Texas Instruments                                        27,100     576,688
                                                                  -----------
                                                                    4,037,595
                                                                  -----------
Telecommunications - 6.50%
 +Cisco Systems                                            88,500   1,601,850
 +Juniper Networks                                         13,500     318,600
  Motorola                                                 42,200     761,288
 +Nextel Communications Class A                            21,600     514,944
  Nokia ADR                                                17,100     234,612
  Qualcomm                                                 14,800     577,792
                                                                  -----------
                                                                    4,009,086
                                                                  -----------
Textiles, Apparel & Furniture - 1.00%
 +Coach                                                     7,300     309,666
  NIKE                                                      3,900     307,320
                                                                  -----------
                                                                      616,986
                                                                  -----------
Transportation & Shipping - 1.07%
  FedEx                                                     4,400     377,036
 +Sirva                                                     6,400     146,560
  United Parcel Service Class B                             1,800     136,656
                                                                  -----------
                                                                      660,252
                                                                  -----------
Total Common Stock
  (cost $58,533,796)                                               60,743,072
                                                                  -----------

                                                        Principal
                                                         Amount
REPURCHASE AGREEMENTS - 2.04%
  With BNP Paribas 1.70% 10/1/04
    (dated 9/30/04, to be repurchased
    at $665,231, collateralized by
    $570,500 U.S. Treasury Bills due
    2/24/05, market value $566,238 and
    $113,300 U.S. Treasury Bills
    due 3/17/05, market value $112,322)                  $665,200     665,200
  With UBS Warburg 1.68% 10/1/04
    (dated 9/30/04, to be repurchased
    at $593,828 collateralized by
    $129,100 U.S. Treasury Notes 5.875%
    due 11/15/05, market value $137,056,
    $184,100 U.S. Treasury Notes 1.875%
    due 1/31/06, market value $183,518 and
    $258,200 U.S. Treasury Notes 5.625%
    due 5/15/08, market value $286,093)                   593,800     593,800
                                                                  -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $1,259,000)                                                 1,259,000
                                                                  -----------

STATEMENT                                       DELAWARE DIVERSIFIED GROWTH FUND
  OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES - 100.59%
  (cost $59,792,796)                                              $62,002,072
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.59%)                                             (363,800)
                                                                  -----------
NET ASSETS APPLICABLE TO 10,186,672
  SHARES OUTSTANDING - 100.00%                                    $61,638,272
                                                                  ===========

Net Asset Value - Delaware Diversified Growth Fund
  Class A ($1,419,776 / 234,954 Shares)                                 $6.04
                                                                        -----
Net Asset Value - Delaware Diversified Growth Fund
  Class B ($1,643,101 / 276,211 Shares)                                 $5.95
                                                                        -----
Net Asset Value - Delaware Diversified Growth Fund
  Class C ($270,333 / 45,408 Shares)                                    $5.95
                                                                        -----
Net Asset Value - Delaware Diversified Growth Fund
  Institutional Class ($58,305,062 / 9,630,099 Shares)                  $6.05
                                                                        -----

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                              $64,305,923
Undistributed net investment income                                   117,541
Accumulated net realized loss on investments                       (4,994,468)
Net unrealized appreciation of investments                          2,209,276
                                                                 ------------
Total net assets                                                  $61,638,272
                                                                 ------------

+Non-income producing security for the year ended September 30, 2004.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts

NET ASSET VALUE AND OFFERING PRICE PER SHARE --
  DELAWARE DIVERSIFIED GROWTH FUND
Net asset value Class A (A)                                             $6.04
Sales charge (5.75% of offering price,
  or 6.13% of the amount invested per share) (B)                         0.37
                                                                        -----
Offering price                                                          $6.41
                                                                        =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                                       DELAWARE DIVERSIFIED GROWTH FUND
   OF OPERATIONS                                Year Ended September 30, 2004

INVESTMENT INCOME:
  Dividends                                              $571,173
  Interest                                                  4,991
  Foreign tax withheld                                        (78)   $  576,086
                                                         --------    ----------

EXPENSES:
  Management fees                                         345,273
  Registration fees                                        45,002
  Accounting and administration expenses                   19,580
  Distribution expenses -- Class A                          3,296
  Distribution expenses -- Class B                         13,941
  Distribution expenses -- Class C                          2,346
  Reports and statements to shareholders                   16,621
  Legal and professional fees                               8,836
  Dividend disbursing and transfer agent fees and expenses  8,581
  Trustees' fees                                            4,896
  Custodian fees                                            3,579
  Pricing                                                   1,060
  Other                                                     3,805       476,816
                                                         --------
  Less expenses absorbed or waived                                      (58,204)
  Less waiver of distribution expenses - Class A                           (549)
  Less expenses paid indirectly                                            (254)
                                                                     ----------
  Total expenses                                                        417,809
                                                                     ----------
NET INVESTMENT INCOME                                                   158,277
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                    1,281,334
  Net change in unrealized appreciation/depreciation of investments     877,187
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       2,158,521
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,316,798
                                                                     ==========

See accompanying notes

STATEMENTS                                      DELAWARE DIVERSIFIED GROWTH FUND
   OF CHANGES IN NET ASSETS

                                                              Year Ended
                                                         9/30/04     9/30/03

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                               $   158,277  $   89,826
  Net realized gain (loss) on investments               1,281,334    (795,305)
  Net change in unrealized appreciation/depreciation
    of investments                                        877,187   6,429,122
                                                      ----------- -----------
  Net increase in net assets resulting from operations  2,316,798   5,723,643
                                                      ----------- -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Institutional Class                                  (109,820)    (36,603)
                                                      ----------- -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                             1,332,831     344,303
    Class B                                             1,778,321     210,125
    Class C                                               143,014     188,927
    Institutional Class                                25,531,074  17,547,049

Net asset value of shares issued upon reinvestment
  of dividends and distributions:
    Institutional Class                                   109,820      36,603
                                                      ----------- -----------
                                                       28,895,060  18,327,007
                                                      ----------- -----------
Cost of shares repurchased:
    Class A                                              (295,293)     (9,961)
    Class B                                              (355,328)     (8,381)
    Class C                                               (27,457)    (48,142)
    Institutional Class                                (6,991,179) (2,737,290)
                                                      ----------- -----------
                                                       (7,669,257) (2,803,774)
                                                      ----------- -----------
Increase in net assets derived from capital share
  transactions                                         21,225,803  15,523,233
                                                      ----------- -----------
NET INCREASE IN NET ASSETS                             23,432,781  21,210,273

NET ASSETS:
  Beginning of year                                    38,205,491  16,995,218
                                                      ----------- -----------
  End of year(1)                                      $61,638,272 $38,205,491
                                                      =========== ===========

  (1) Undistributed net investment income             $   117,541 $    69,084
                                                      =========== ===========

See accompanying notes

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware Diversified Growth Fund Class A
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $5.640      $4.540       $5.940     $12.350      $10.300

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)                                 0.005       0.004        --         (0.013)      (0.032)
Net realized and unrealized gain (loss) on investments          0.395       1.096       (1.400)     (5.162)       2.544
                                                               ------      ------       ------     -------      -------
Total from investment operations                                0.400       1.100       (1.400)     (5.175)       2.512
                                                               ------      ------       ------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net investment income                                         --          --           --          --       (0.012)
From net realized gain on investments                              --          --           --      (1.165)      (0.450)
In excess of net realized gain on investments                      --          --           --      (0.070)          --
                                                               ------      ------       ------     -------      -------
Total dividends and distributions                                  --          --           --      (1.235)      (0.462)
                                                               ------      ------       ------     -------      -------

NET ASSET VALUE, END OF PERIOD                                 $6.040      $5.640       $4.540      $5.940      $12.350
                                                               ======      ======       ======      ======      =======

TOTAL RETURN(2)                                                 7.09%      24.23%      (23.57%)    (45.68%)      24.61%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,420        $378          $28         $26          $47
Ratio of expenses to average net assets                         1.00%       1.00%        0.94%       0.75%        0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.16%       1.35%        1.57%       1.12%        1.13%
Ratio of net investment income (loss) to average net assets     0.08%       0.08%        0.00%      (0.17%)      (0.26%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (0.08%)     (0.27%)      (0.63%)     (0.54%)      (0.64%)
Portfolio turnover                                                54%         80%          67%         67%          91%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Diversified              Delaware Diversified
                                                                     Growth Fund Class B               Growth Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     4/30/02(1)                           4/30/02(1)
                                                                   Year Ended            to              Year Ended           to
                                                              9/30/04     9/30/03      9/30/02     9/30/04      9/30/03     9/30/02
NET ASSET VALUE, BEGINNING OF PERIOD                           $5.600      $4.540       $6.030      $5.600       $4.540      $6.030

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.041)     (0.036)      (0.017)     (0.040)      (0.036)     (0.017)
Net realized and unrealized gain (loss) on investments          0.391       1.096       (1.473)      0.390        1.096      (1.473)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.350       1.060       (1.490)      0.350        1.060      (1.490)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $5.950      $5.600       $4.540      $5.950       $5.600      $4.540
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 6.25%      23.35%      (24.71%)      6.25%       23.35%     (24.71%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,643        $224          $19        $270         $149         $--
Ratio of expenses to average net assets                         1.75%       1.75%        1.95%       1.75%        1.75%       1.95%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.86%       2.05%        2.98%       1.86%        2.05%       2.98%
Ratio of net investment loss to average net assets             (0.67%)     (0.67%)      (0.81%)     (0.67%)      (0.67%)     (0.81%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (0.78%)     (0.97%)      (1.84%)     (0.78%)      (0.97%)     (1.84%)
Portfolio turnover                                                54%         80%          67%         54%          80%         67%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                Delaware Diversified Growth Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $5.660      $4.550       $5.940     $12.350      $10.300

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)                                 0.021       0.017        0.006      (0.013)      (0.032)
Net realized and unrealized gain (loss) on investments          0.385       1.102       (1.396)     (5.162)       2.544
                                                               ------      ------       ------     -------      -------
Total from investment operations                                0.406       1.119       (1.390)     (5.175)       2.512
                                                               ------      ------       ------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net investment income                                     (0.016)     (0.009)          --          --       (0.012)
From net realized gain on investments                              --          --           --      (1.165)      (0.450)
In excess of net realized gain on investments                      --          --           --      (0.070)          --
                                                               ------      ------       ------     -------      -------
Total dividends and distributions                              (0.016)     (0.009)          --      (1.235)      (0.462)
                                                               ------      ------       ------     -------      -------

NET ASSET VALUE, END OF PERIOD                                 $6.050      $5.660       $4.550     $ 5.940      $12.350
                                                               ======      ======       ======     =======      =======

TOTAL RETURN(2)                                                 7.17%      24.62%      (23.40%)    (45.68%)      24.61%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $58,305     $37,456      $16,948     $10,686      $14,568
Ratio of expenses to average net assets                         0.75%       0.75%        0.83%       0.75%        0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.86%       1.05%        1.27%       0.82%        0.83%
Ratio of net investment income (loss) to average net assets     0.33%       0.33%        0.11%      (0.17%)      (0.26%)
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly      0.22%       0.03%       (0.33%)     (0.24%)      (0.34%)
Portfolio turnover                                                54%         80%          67%         67%          91%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                           DELAWARE DIVERSIFIED GROWTH FUND
  TO FINANCIAL STATEMENTS                       September 30, 2004

Delaware Group Equity Funds IV (the "Trust") is organized as a Delaware statutory trust, and offers two series: Delaware Diversified Growth Fund and Delaware Growth Opportunities Fund. These financial statements and related notes pertain to Delaware Diversified Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of September 30, 2004, Class R had not commenced operations.

The investment objective of the Fund is to seek capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $254 for the year ended September 30, 2004. In addition, the Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended September 30, 2004. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at the rate of 0.65% on the first $500 million of the average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of the management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets through November 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of Class R shares. DDLP has elected to waive its fees through November 30, 2005 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expense.

At September 30, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                          $38,362
  Dividend disbursing, transfer agent, accounting and
    administration fees, and other expenses payable to DSC            2,740
  Other expenses payable to DMC and affiliates*                       3,778

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                           DELAWARE DIVERSIFIED GROWTH FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

As provided in the investment management agreement, the Fund bears the cost of certain internal legal expenses, including in-house legal services provided to the Fund by DMC employees.

For the year ended September 30, 2004, the Fund had costs of $2,599. For the year ended September 30, 2004, DDLP earned $1,960 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the year ended September 30, 2004, the Fund made purchases of $48,722,776 and sales of $28,357,223 of investment securities other than short-term investments.

At September 30, 2004, the cost of investments for federal income tax purposes was $61,043,639. At September 30, 2004, net unrealized appreciation was $958,433 of which $4,695,983 related to unrealized appreciation of investments and $3,737,550 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTIONS
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended September 30, 2004 and 2003 was as follows:

                                                     Year Ended
                                             9/30/04            9/30/03
                                             -------            -------
  Ordinary income                           $109,820            $36,603

As of September 30, 2004, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                         $64,305,923
  Undistributed ordinary income                             117,541
  Capital loss carryforwards                             (3,743,625)
  Unrealized appreciation of investments                    958,433
                                                        -----------
  Net assets                                            $61,638,272
                                                        ===========

The difference between book and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss caryforwards expire as follows: $681,211 expires in 2010 and $3,062,414 expires in 2011. For the year ended September 30, 2004 the Fund utilized $1,273,716 of capital loss carryfowards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                               Year Ended
                                                           9/30/04     9/30/03
Shares sold:
  Class A                                                   216,390      62,830
  Class B                                                   293,841      37,720
  Class C                                                    23,371      35,131
  Institutional Class                                     4,151,271   3,439,101

Shares issued upon reinvestment of
  dividends and distributions:
  Institutional Class                                        18,122       7,248
                                                         ----------   ---------
                                                          4,702,995   3,582,030
                                                         ----------   ---------
Shares repurchased:
  Class A                                                   (48,359)     (2,093)
  Class B                                                   (57,597)     (1,875)
  Class C                                                    (4,470)     (8,625)
  Institutional Class                                    (1,161,766)   (550,973)
                                                         ----------   ---------
                                                         (1,272,192)   (563,566)
                                                         ----------   ---------
Net increase                                              3,430,803   3,018,464
                                                         ==========   =========

For the years ended September 30, 2004, 10,499 Class B shares were converted to 10,358 Class A shares valued at $64,633. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemption's of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of September 30, 2004 or at any time during the year.

NOTES                                           DELAWARE DIVERSIFIED GROWTH FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

8. TAX INFORMATION (UNAUDITED)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended September 30, 2004, the Fund designates distributions paid during the year as follows:

    (A)                   (B)
 Long-Term              Ordinary
Capital Gains            Income             Total            (C)
Distributions         Distributions     Distributions     Qualifying
 (Tax Basis)           (Tax Basis)       (Tax Basis)      Dividends(1)
-------------         -------------     -------------     ------------
     --                   100%              100%             100%

(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of ordinary income of the Fund.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware Group Equity Funds IV -- Delaware Diversified
Growth Fund

We have audited the accompanying statement of net assets of Delaware Diversified Growth Fund (one of the series constituting Delaware Group Equity Funds IV) (the "Fund") as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Diversified Growth Fund of Delaware Group Equity Funds IV at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                      Ernst & Young LLP

Philadelphia, Pennsylvania
November 5, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
   BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                  Number of             Other
                                                                             Principal        Portfolios in Fund     Directorships
   Name,                      Position(s)                                   Occupation(s)      Complex Overseen         Held by
  Address                      Held with          Length of Time               During         by Trustee/Director   Trustee/Director
and Birthdate                   Fund(s)               Served                Past 5 Years         or Officer            or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,           77               None
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA                                                various executive capacities
       19103                                      Trustee since         at different times at
                                                  May 15, 2003         Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -          94               None
   2005 Market Street                                                 Citadel Constructors, Inc.
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor           94         Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation


   JOHN A. FRY                   Trustee(4)           3 Years                 President -             77             Director -
 2005 Market Street                                                    Franklin & Marshall College                Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                        Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -     94               None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938

                                                                                                  Number of             Other
                                                                             Principal        Portfolios in Fund     Directorships
   Name,                      Position(s)                                   Occupation(s)      Complex Overseen         Held by
  Address                      Held with          Length of Time               During         by Trustee/Director   Trustee/Director
and Birthdate                   Fund(s)               Served                Past 5 Years         or Officer            or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -   94           Director and
 2005 Market Street                                                     National Gallery of Art                   Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                        Chairperson - Andy
      19103                                                                                                      Warhol Foundation

                                                                                                                     Director -
                                                                                                                   Systemax Inc.
   November 1, 1940


   THOMAS F. MADISON             Trustee              10 Years               President/Chief          94            Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                      CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River, Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &      94               None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in       94               None(5)
    2005 Market Street       Vice President      Vice President     various executive capacities
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
                                                  August 21, 2003
   December 19, 1949

   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in        94               None(5)
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF         Senior Vice President    8 Years          Mr. Bishof has served in       94               None(5)
   2005 Market Street            and Treasurer                       various executive capacities
    Philadelphia, PA                                                     at different times at
       19103                                                             Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.

(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.

(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Diversified Growth Fund, but may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Diversified Growth Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                         Affiliated Officers                        Contact Information
JUDE T. DRISCOLL                          JOSEPH H. HASTINGS                         INVESTMENT MANAGER
Chairman                                  Executive Vice President and               Delaware Management Company
Delaware Investments Family of Funds      Chief Financial Officer                    Philadelphia, PA
Philadelphia, PA                          Delaware Investments Family of Funds
                                          Philadelphia, PA                           NATIONAL DISTRIBUTOR
WALTER P. BABICH                                                                     Delaware Distributors, L.P.
Board Chairman                            RICHELLE S. MAESTRO                        Philadelphia, PA
Citadel Construction Corporation          Executive Vice President,
King of Prussia, PA                       Chief Legal Officer and Secretary          SHAREHOLDER SERVICING, DIVIDEND
                                          Delaware Investments Family of Funds       DISBURSING AND TRANSFER AGENT
JOHN H. DURHAM                            Philadelphia, PA                           Delaware Service Company, Inc.
Private Investor                                                                     2005 Market Street
Gwynedd Valley, PA                        MICHAEL P. BISHOF                          Philadelphia, PA 19103-7094
                                          Senior Vice President and Treasurer
JOHN A. FRY                               Delaware Investments Family of Funds       FOR SHAREHOLDERS
President                                 Philadelphia, PA                           800 523-1918
Franklin & Marshall College
Lancaster, PA                                                                        FOR SECURITIES DEALERS AND FINANCIAL
                                                                                     INSTITUTIONS REPRESENTATIVES ONLY
ANTHONY D. KNERR                                                                     800 362-7500
Managing Director
Anthony Knerr & Associates                                                           WEB SITE
New York, NY                                                                         www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9006)                                                        Printed in the USA
AR-133 [9/04] IVES 11/04                                                   J9851

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)





GROWTH-EQUITY

ANNUAL REPORT SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                       DELAWARE GROWTH OPPORTUNITIES FUND





[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             2
-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     4
-----------------------------------------------------------------
SECTOR ALLOCATION                                               5
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       6

  Statement of Operations                                       8

  Statements of Changes in Net Assets                           9

  Financial Highlights                                         10

  Notes to Financial Statements                                15
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      18
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     19
-----------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

PORTFOLIO                                     DELAWARE GROWTH OPPORTUNITIES FUND
  MANAGEMENT REVIEW                           October 11, 2004

FUND MANAGER
Gerald S. Frey
Chief Investment Officer -- Growth Investing

Q: PLEASE DESCRIBE THE GENERAL NATURE OF THE EQUITIES MARKET FOR THE PERIOD ENDED SEPTEMBER 30, 2004.
A: Improving sentiment regarding an overall economic rebound drove stocks higher over the fiscal year. The rally was broad-based, as the majority of stocks posted solid gains. Capitalization, or the size of a stock, was a factor in overall returns, with the small-cap Russell 2000 Growth Index turning in a superior performance as compared to other indexes. During the early part of the 12-month period, equities that were typically characterized as being lower in quality were generally the best market performers. Stocks cooled toward the end of the period as inflation fears prompted concerns over a possible end to the Federal Reserve's accommodative interest rate policy, in which the Federal Reserve implemented three 0.25% increases to the federal funds rate.

Q: HOW DID THE FUND PERFORM ON A RELATIVE BASIS DURING ITS FISCAL YEAR?
A: Delaware Growth Opportunities Fund was up considerably during the 12-month period, appreciating +10.49% (Class A shares at net asset value with distributions reinvested). The Fund trailed its benchmark, the Russell Midcap Growth Index, which returned +13.68%. The Fund, however, outperformed its peer group, as measured by the Lipper Mid-Cap Growth Funds Average, which returned +10.42% (source: Lipper Inc.).

Q: COULD YOU DESCRIBE FUND PERFORMANCE BY MARKET SECTOR FOR THE FISCAL YEAR?
A: Two sectors not traditionally associated with growth stocks - basic industry/capital goods and energy - were among the best-performing areas of the market for the period and our relative sector underweightings impeded Fund performance. Our relative overweighting and unfavorable stock selection in the financial services sector was also a notable factor impacting the Fund's return for the fiscal year.

Q: WHAT SPECIFIC HOLDINGS POSITIVELY AFFECTED FUND PERFORMANCE DURING THE 12-MONTHS?
A: The Fund's best-performing stocks were not concentrated in any one sector, as companies that delivered positive results were generally rewarded by investors. Royal Caribbean Cruises was the Fund's biggest positive contributor to performance, as it rose more than 90 percent as a result of a strong rebound in leisure travel. Several healthcare-related stocks also posted significant gains during the fiscal year, due in part to positive results regarding drugs in development. Biogen Idec was the Fund's top-performing healthcare issue, rising 80 percent over the 12-month period. We maintained these stocks in the portfolio as of period-end.

Q: WHAT STOCKS CONTRIBUTED NEGATIVELY TO THE FUND'S RETURN FOR THE FISCAL YEAR?
A: Few stocks in the Fund experienced significant declines during the 12 months. Agere Systems and Emulex were two of the portfolio's worst-performing stocks, as anticipated growth in sales and earnings failed to live up to lofty expectations. We exited from both positions during the year. Barr Pharmaceuticals was also down significantly during the period, based on investor concern of increasing competition. We have opted to hold onto our position in the stock in anticipation of what we believe may be successful future product launches.

DELAWARE
  GROWTH OPPORTUNITIES FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Growth Opportunities Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money.

FUND PERFORMANCE
Average Annual Total Returns

Through September 30, 2004        Lifetime    10 Years     Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 3/27/86)
Excluding Sales Charge             +15.09%      +8.96%       +2.22%     +10.49%
Including Sales Charge             +14.73%      +8.32%       +1.02%      +4.14%
--------------------------------------------------------------------------------
Class B (Est. 9/6/94)
Excluding Sales Charge              +8.47%      +8.36%       +1.52%      +9.68%
Including Sales Charge              +8.47%      +8.36%       +1.23%      +5.68%
--------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge              +6.99%          --       +1.51%      +9.64%
Including Sales Charge              +6.99%          --       +1.51%      +8.64%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime and 10-year performance figures for Class B shares reflect conversion to Class A shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime and one-year periods ended September 30, 2004 for Delaware Growth Opportunities Fund's Class R shares were +12.45% and +10.20%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%.

The average annual total returns for the lifetime (since 3/27/86), 10-year, five-year, and one-year periods ended September 30, 2004 for Delaware Growth Opportunities Fund Institutional Class were +15.32%, +9.29%, +2.54%, and +10.80%, respectively. The Institutional Class shares were first made available on November 9, 1992 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to November 9, 1992 is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol:  DFDIX
Nasdaq Class R symbol:              DFRIX

DELAWARE
  GROWTH OPPORTUNITIES FUND

FUND BASICS
As of September 30, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks long-term capital growth.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$498.67 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:
49
--------------------------------------------------------------------------------
FUND START DATE:
March 27, 1986
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YOUR FUND MANAGER:

Gerald S. Frey leads the Delaware Investments growth team. He holds a BA in economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York, where he managed technology-related stocks. Previously, he was a Vice President at Chase Investors Management Corporation.
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A  DFCIX
Class B  DFBIX
Class C  DEEVX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
September 30, 1994 through September 30, 2004

                     DELAWARE GROWTH
                   OPPORTUNITIES FUND           RUSSELL MIDCAP
                     CLASS A SHARES              GROWTH INDEX
30-SEP-94               $ 9,425                     $10,000
30-SEP-95               $11,502                     $12,967
30-SEP-96               $13,928                     $15,084
30-SEP-97               $15,660                     $19,555
30-SEP-98               $14,363                     $17,723
30-SEP-99               $19,912                     $24,314
30-SEP-00               $35,247                     $38,993
30-SEP-01               $17,819                     $18,806
30-SEP-02               $15,675                     $15,891
30-SEP-03               $20,118                     $22,071
30-SEP-04               $22,228                     $25,094

Chart assumes $10,000 invested on September 30, 1994 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Russell Midcap Growth Index is an unmanaged index that generally measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

DISCLOSURE                    For the Period April 1, 2004 to September 30, 2004
  OF FUND EXPENSES

As a shareholder of the fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any trans--actional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

DELAWARE GROWTH OPPORTUNITIES FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                          Beginning     Ending     Annualized     Expenses
                                                           Account      Account     Expense     Paid During
                                                            Value        Value       Ratio         Period
                                                            4/1/04      9/30/04                  4/1/04 to
                                                                                                  9/30/04
---------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $941.10       1.45%       $ 7.04
Class B                                                     1,000.00      937.90       2.15%        10.42
Class C                                                     1,000.00      937.70       2.15%        10.42
Class R                                                     1,000.00      940.00       1.75%         8.49
Institutional Class                                         1,000.00      942.60       1.15%         5.58
---------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,017.75       1.45%       $ 7.31
Class B                                                     1,000.00    1,014.25       2.15%        10.83
Class C                                                     1,000.00    1,014.25       2.15%        10.83
Class R                                                     1,000.00    1,016.25       1.75%         8.82
Institutional Class                                         1,000.00    1,019.25       1.15%         5.81
---------------------------------------------------------------------------------------------------------

(1)Other expenses are expected to decrease during the Fund's fiscal year ended September 30, 2005 due to a reduction in transfer agent fees associated with servicing retirement accounts. Had this reduction been in effect during the period, the Fund's expense analysis would be as follows:

                                                          Beginning     Ending     Annualized     Expenses
                                                           Account      Account     Expense     Paid During
                                                            Value        Value       Ratio         Period
                                                            4/1/04      9/30/04                  4/1/04 to
                                                                                                  9/30/04
---------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $941.20      1.43%        $6.94
Class B                                                     1,000.00      938.00      2.13%        10.32
Class C                                                     1,000.00      938.00      2.13%        10.32
Class R                                                     1,000.00      940.10      1.73%         8.39
Institutional Class                                         1,000.00      942.69      1.13%         5.49
---------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,017.85      1.43%        $7.21
Class B                                                     1,000.00    1,014.35      2.13%        10.73
Class C                                                     1,000.00    1,014.35      2.13%        11.73
Class R                                                     1,000.00    1,016.35      1.73%         8.72
Institutional Class                                         1,000.00    1.019.35      1.13%         5.70
---------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of September 30, 2004
  DELAWARE GROWTH OPPORTUNITIES FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets, and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   96.53%
------------------------------------------------------------------------
Banking & Finance                                              18.62%
Basic Industry/Capital Goods                                    2.83%
Business Services/Other                                         8.93%
Consumer Non-Durable/Retail                                    11.29%
Consumer Services/Entertainment & Leisure                       9.27%
Consumer Services/Other                                         2.23%
Healthcare & Pharmaceuticals                                   18.69%
Insurance                                                       3.30%
REIT                                                            2.96%
Technology                                                     16.34%
Transportation                                                  2.07%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           3.90%
------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                  21.40%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              121.83%
------------------------------------------------------------------------
OBLIGATIONS TO RETURN SECURITIES LENDING COLLATERAL           (21.40%)
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.43%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENT                                     DELAWARE GROWTH OPPORTUNITIES FUND
  OF NET ASSETS                               September 30, 2004

                                                         Number of      Market
                                                          Shares        Value
COMMON STOCK - 96.53%
Banking & Finance - 18.62%
 +Ameritrade Holdings                                    1,158,900   $13,918,389
*+CapitalSource                                            612,600    13,685,484
 *Cullen/Frost Bankers                                     269,400    12,519,018
 +E*Trade Financial                                        857,100     9,788,082
 *Eaton Vance                                              283,200    11,438,448
  Lehman Brothers Holdings                                 172,400    13,743,728
  National Financial Partners                              182,700     6,537,006
  Sovereign Bancorp                                        514,300    11,222,026
                                                                     -----------
                                                                      92,852,181
                                                                     -----------
Basic Industry/Capital Goods - 2.83%
 +Mettler-Toledo International                             298,900    14,114,058
                                                                     -----------
                                                                      14,114,058
                                                                     -----------
Business Services/Other - 8.93%
  Certegy                                                  223,700     8,323,877
 +Dun & Bradstreet                                          86,000     5,048,200
*+Fisher Scientific International                          224,300    13,083,419
 *Manpower                                                 219,700     9,774,453
 *Robert Half International                                322,500     8,310,825
                                                                     -----------
                                                                      44,540,774
                                                                     -----------
Consumer Non-Durable/Retail - 11.29%
  Dollar General                                           274,100     5,523,115
  Nordstrom                                                299,000    11,433,760
  Staples                                                  391,500    11,674,530
 +Starbucks                                                416,000    18,911,360
 +Williams-Sonoma                                          233,000     8,749,150
                                                                     -----------
                                                                      56,291,915
                                                                     -----------
Consumer Services/Entertainment & Leisure - 9.27%
  Marriott International Class A                           228,300    11,862,468
 *Royal Caribbean Cruises                                  319,200    13,917,120
  Starwood Hotels & Resorts Worldwide                      235,700    10,941,194
*+XM Satellite Radio Holdings Class A                      305,800     9,485,916
                                                                     -----------
                                                                      46,206,698
                                                                     -----------
Consumer Services/Other - 2.23%
  Cendant                                                  516,100    11,147,760
                                                                     -----------
                                                                      11,147,760
                                                                     -----------
Healthcare & Pharmaceuticals - 18.69%
*+Amylin Pharmaceuticals                                   368,800     7,567,776
*+Anthem                                                    92,600     8,079,350
*+Barr Pharmaceuticals                                     230,950     9,568,259
 +Biogen Idec                                              188,275    11,516,781
 +Caremark Rx                                              253,300     8,123,331
 +Chiron                                                   257,800    11,394,760
 +Coventry Health Care                                      70,600     3,767,922
 +Express Scripts Class A                                  120,500     7,873,470
 +Gilead Sciences                                          243,000     9,083,340
*+Invitrogen                                               120,200     6,609,798
*+Neurocrine Biosciences                                    90,700     4,277,412
*+Par Pharmaceuticals                                      148,600     5,339,198
                                                                     -----------
                                                                      93,201,397
                                                                     -----------
Insurance - 3.30%
  PartnerRe                                                301,000    16,461,690
                                                                     -----------
                                                                      16,461,690
                                                                     -----------
REIT - 2.96%
 *American Financial Realty                              1,044,700    14,740,717
                                                                     -----------
                                                                      14,740,717
                                                                     -----------

                                                         Number of      Market
                                                          Shares        Value
COMMON STOCK (continued)
Technology - 16.34%
*+Amdocs                                               189,200       $ 4,130,236
  ASML Holdings                                        678,100         8,727,147
 +Citrix Systems                                       420,400         7,365,408
 +Cognizant Technology Solutions                       172,100         5,250,771
 +Lam Research                                         484,500        10,600,860
  Linear Technology                                    303,100        10,984,344
*+Mercury Interactive                                  333,700        11,639,456
 +Network Appliance                                    384,900         8,852,700
 +PMC - Sierra                                         620,500         5,466,605
*+Red Hat                                              691,200         8,460,288
                                                                     -----------
                                                                      81,477,815
                                                                     -----------
Transportation - 2.07%
  Expeditors International                             199,900        10,334,830
                                                                     -----------
                                                                      10,334,830
                                                                     -----------
TOTAL COMMON STOCK
  (cost $434,533,340)                                                481,369,835
                                                                     -----------

                                                     Principal
                                                       Amount
REPURCHASE AGREEMENTS - 3.90%
  With BNP Paribas 1.70% 10/1/04
    (dated 9/30/04, to be repurchased
    at $10,275,483, collateralized by
    $8,812,000 U.S. Treasury Bills due
    2/24/05, market value $8,746,324 and
    $1,751,000 U.S. Treasury Bills due
    3/17/05, market value $1,734,969)                $10,275,000      10,275,000
  With UBS Warburg 1.68% 10/1/04
    (dated 9/30/04, to be repurchased
    at $9,172,431, collateralized by
    $1,994,000 U.S. Treasury Notes
    5.875% due 11/15/05, market value
    $2,117,019, $2,844,000 U.S. Treasury
    Notes 1.875% due 1/31/06, market
    value $2,834,684 and $3,988,000
    U.S. Treasury Notes 5.625% due
    5/15/08, market value $4,419,102)                  9,172,000       9,172,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $19,447,000)                                                  19,447,000
                                                                     -----------
TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 100.43%
  (cost $453,980,340)                                                500,816,835
                                                                     -----------
SECURITIES LENDING COLLATERAL** - 21.40%
Short-Term Investments
  Abbey National New York
    1.19% 10/15/04                                     2,003,728       2,008,788
  Allied Irish Dublin 1.80% 11/10/04                   4,232,481       4,232,243
  Bank of America 1.65% 10/29/04                       4,232,481       4,232,243
  Barclays London 1.92% 1/31/05                          846,613         846,449
  CDC IXIS 1.485% 11/12/04                             3,386,566       3,385,795
  Corporate Asset Funding
    1.755% 11/8/04                                     2,960,212       2,954,650
  Credit Suisse First Boston
    1.60% 12/13/04                                     3,387,163       3,385,795
    1.89% 10/1/04                                      8,464,487       8,464,486
  Deutsche Bank Financial
    1.95% 2/22/05                                        846,082         846,880
  Fortis Bank London 1.80% 11/10/04                    3,809,015       3,809,019

STATEMENT                                     DELAWARE GROWTH OPPORTUNITIES FUND
  OF NET ASSETS (CONTINUED)

                                                      Principal       Market
                                                       Amount         Value
SECURITIES LENDING COLLATERAL** (continued)
Short-Term Investments (continued)
  General Electric Capital
    1.594% 10/25/04                                  $ 1,439,549   $ 1,439,928
    1.93% 2/3/05                                       1,269,435     1,270,858
    1.94% 10/4/04                                      1,270,070     1,270,275
  Goldman Sachs Group LP
    2.06% 12/8/04                                      1,989,154     1,989,154
    1.80% 12/21/04                                     1,947,179     1,946,832
  Harris Trust and Savings NASS
    1.77% 10/18/04                                     2,539,349     2,539,346
  HBOs Treasury Services
    1.62% 10/29/04                                     4,232,540     4,232,243
  Merrill Lynch Mortgage Capital
    1.98% 10/12/04                                     3,385,795     3,385,795
  Morgan Stanley
    1.955% 3/10/05                                     3,386,775     3,385,795
    1.88% 10/31/05                                       845,070       846,449
  Pfizer 1.748% 10/31/05                               4,062,954     4,062,954
  Proctor and Gamble 1.83% 10/31/05                    4,233,164     4,232,243
  Rabobank 1.90% 3/2/05                                4,232,298     4,231,714
  Royal Bank of Canada 1.80% 6/27/05                   4,232,992     4,231,299
  Societe Generale
    1.73% 6/14/05                                      2,123,851     2,123,218
    1.96% 12/8/04                                      3,385,505     3,385,583
  UBS Securities LLC 1.875% 10/1/04                   16,106,026    16,106,026
  Union Bank of Switzerland
    1.13% 12/20/04                                     4,237,494     4,232,243
  Wachovia Bank NA 1.94% 11/15/04                      3,385,900     3,386,523
  Wells Fargo Bank 1.73% 10/31/05                      4,231,783     4,232,243
                                                                  ------------
TOTAL SECURITIES LENDING COLLATERAL
  (cost $106,697,069)                                              106,697,069
                                                                  ------------

TOTAL MARKET VALUE OF SECURITIEs - 121.83%
  (cost $560,677,409)                                              607,513,904++
OBLIGATION TO RETURN SECURITIES LENDING
  COLLATERAL - (21.40%)**                                         (106,697,069)
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.43%)                                            (2,144,488)
                                                                  ------------
NET ASSETS APPLICABLE TO 26,619,727 SHARES
  OUTSTANDING - 100.00%                                           $498,672,347
                                                                  ============

Net Asset Value - Delaware Growth Opportunities Fund
  Class A ($456,454,628 / 24,195,121 Shares)                            $18.87
                                                                        ------
Net Asset Value - Delaware Growth Opportunities Fund
  Class B ($25,670,254 / 1,530,482 Shares)                              $16.77
                                                                        ------
Net Asset Value - Delaware Growth Opportunities Fund
  Class C ($8,459,722 / 492,503 Shares)                                 $17.18
                                                                        ------
Net Asset Value - Delaware Growth Opportunities Fund
  Class R ($387,538 / 20,614 Shares)                                    $18.80
                                                                        ------
Net Asset Value - Delaware Growth Opportunities Fund
  Institutional Class ($7,700,205 / 381,007 Shares)                     $20.21
                                                                        ------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:
Shares of beneficial interest
(unlimited authorization -- no par)                                $479,174,943
Accumulated net realized loss on investments                        (27,339,091)
Net unrealized appreciation of investments                           46,836,495
                                                                   ------------
Total net assets                                                   $498,672,347
                                                                   ============

 *Fully or partially on loan.
**See Note #7 in "Notes to Financial Statements."
 +Non-income producing security for the year ended September 30, 2004. ++Includes $104,618,204 of securities loaned.

NET ASSET VALUE AND OFFERING PRICE PER SHARE --
  DELAWARE GROWTH OPPORTUNITIES FUND
Net asset value Class A (A)                                              $18.87
Sales charge (5.75% of offering price, or 6.09% of
amount invested per share) (B)                                             1.15
                                                                         ------
Offering price                                                           $20.02
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                                     DELAWARE GROWTH OPPORTUNITIES FUND
  OF OPERATIONS                               Year Ended September 30, 2004

INVESTMENT INCOME:
  Dividends                                             $2,615,818
  Interest                                                 240,743
  Securities lending income                                 90,772  $ 2,947,333
                                                        ----------  -----------

EXPENSES:
  Management fees                                        3,991,815
  Distribution expenses -- Class A                       1,425,756
  Distribution expenses -- Class B                         302,610
  Distribution expenses -- Class C                          94,728
  Distribution expenses -- Class R                             805
  Dividend disbursing and transfer agent fees and
    expenses                                             1,745,148
  Accounting and administration expenses                   197,950
  Reports and statements to shareholders                   131,206
  Registration fees                                        102,583
  Legal and professional fees                               79,130
  Trustees' fees                                            24,050
  Custodian fees                                            23,193
  Taxes (other than taxes on income)                        16,380
  Dues and subscriptions                                     3,500
  Other                                                      9,780    8,148,634
                                                        ----------
  Less expenses paid indirectly                                          (3,194)
                                                                    -----------
  Total expenses                                                      8,145,440
                                                                    -----------
NET INVESTMENT LOSS                                                  (5,198,107)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                   90,566,275
  Net change in unrealized appreciation/depreciation of
    investments                                                     (39,366,160)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      51,200,115
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $46,002,008
                                                                    ===========

See accompanying notes

STATEMENTS                                    DELAWARE GROWTH OPPORTUNITIES FUND
  OF CHANGES IN NET ASSETS

                                                                                                      Year Ended
                                                                                             9/30/04             9/30/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                                                                      $ (5,198,107)       $ (4,180,785)
  Net realized gain (loss) on investments                                                    90,566,275         (25,680,570)
  Net change in unrealized appreciation/depreciation of investments                         (39,366,160)        138,966,731
                                                                                           ------------        ------------
  Net increase in net assets resulting from operations                                       46,002,008         109,105,376
                                                                                           ------------        ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                 100,527,430          24,745,676
    Class B                                                                                   3,821,525           2,980,774
    Class C                                                                                   2,216,235           2,004,108
    Class R                                                                                     404,172                  16
    Institutional Class                                                                       2,953,596           5,865,948
                                                                                           ------------        ------------
                                                                                            109,922,958          35,596,522
                                                                                           ------------        ------------
  Cost of shares repurchased:
    Class A                                                                                 (97,346,381)        (64,061,898)
    Class B                                                                                  (9,568,642)         (7,430,476)
    Class C                                                                                  (3,035,090)         (1,684,633)
    Class R                                                                                      (1,177)                 --
    Institutional Class                                                                     (18,861,430)        (10,076,551)
                                                                                           ------------        ------------
                                                                                           (128,812,720)        (83,253,558)
                                                                                           ------------        ------------
Decrease in net assets derived from capital share transactions                              (18,889,762)        (47,657,036)
                                                                                           ------------        ------------
NET INCREASE IN NET ASSETS                                                                   27,112,246          61,448,340

NET ASSETS:
  Beginning of year                                                                         471,560,101         410,111,761
                                                                                           ------------        ------------
  End of year (there was no undistributed net investment income at either year end)        $498,672,347        $471,560,101
                                                                                           ============        ============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Growth Opportunities Fund Class A
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $17.070     $13.300      $15.120     $40.070      $26.350

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss(1)                                         (0.178)     (0.137)      (0.136)     (0.161)      (0.324)
Net realized and unrealized gain (loss) on investments          1.978       3.907       (1.684)    (15.954)      19.064
                                                              -------     -------      -------     -------      -------
Total from investment operations                                1.800       3.770       (1.820)    (16.115)      18.740
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net realized gain on investments                              --          --           --      (8.508)      (5.020)
In excess of net realized gain on investments                      --          --           --      (0.327)          --
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                                  --          --           --      (8.835)      (5.020)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $18.870     $17.070      $13.300     $15.120      $40.070
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                10.49%      28.35%      (12.04%)    (49.45%)      77.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $456,455    $413,160     $357,438    $479,825   $1,086,472
Ratio of expenses to average net assets                         1.48%       1.55%        1.46%       1.43%        1.25%
Ratio of net investment loss to average net assets             (0.93%)     (0.91%)      (0.81%)     (0.74%)      (0.91%)
Portfolio turnover                                               106%        100%          97%        121%         123%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Growth Opportunities Fund Class B
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.290     $12.000      $13.730     $37.520      $25.060

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                         (0.292)     (0.227)      (0.238)     (0.296)      (0.545)
Net realized and unrealized gain (loss) on investments          1.772       3.517       (1.492)    (14.659)      18.025
                                                              -------     -------      -------     -------      -------
Total from investment operations                                1.480       3.290       (1.730)    (14.955)      17.480
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net realized gain on investments                              --          --           --      (8.508)      (5.020)
In excess of net realized gain on investments                      --          --           --      (0.327)          --
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                                  --          --           --      (8.835)      (5.020)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $16.770     $15.290      $12.000     $13.730      $37.520
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                 9.68%      27.52%      (12.67%)    (49.79%)      75.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $25,670     $28,539      $26,389     $36,606      $79,335
Ratio of expenses to average net assets                         2.18%       2.25%        2.16%       2.13%        1.95%
Ratio of net investment loss to average net assets             (1.63%)     (1.61%)      (1.51%)     (1.44%)      (1.61%)
Portfolio turnover                                               106%        100%          97%        121%         123%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Growth Opportunities Fund Class C
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.660     $12.280      $14.060     $38.180      $25.440

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                         (0.296)     (0.231)      (0.241)     (0.300)      (0.552)
Net realized and unrealized gain (loss) on investments          1.816       3.611       (1.539)    (14.985)      18.312
                                                              -------     -------      -------     -------      -------
Total from investment operations                                1.520       3.380       (1.780)    (15.285)      17.760
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net realized gain on investments                              --          --           --      (8.508)      (5.020)
In excess of net realized gain on investments                      --          --           --      (0.327)          --
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                                  --          --           --      (8.835)      (5.020)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $17.180     $15.660      $12.280     $14.060      $38.180
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                 9.64%      27.52%      (12.66%)    (49.80%)      75.77%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $8,460      $8,471       $6,398      $8,145      $15,555
Ratio of expenses to average net assets                         2.18%       2.25%        2.16%       2.13%        1.95%
Ratio of net investment loss to average net assets             (1.63%)     (1.61%)      (1.51%)     (1.44%)      (1.61%)
Portfolio turnover                                               106%        100%          97%        121%         123%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                  Delaware Growth Opportunities Fund Class R
---------------------------------------------------------------------------------------------
                                                                             Period
                                                        Year Ended        6/2/03(1) to
                                                          9/30/04            9/30/03
NET ASSET VALUE, BEGINNING OF PERIOD                      $17.060            $16.080

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                     (0.235)            (0.064)
Net realized and unrealized gain on investments             1.975              1.044
                                                          -------            -------
Total from investment operations                            1.740              0.980
                                                          -------            -------

NET ASSET VALUE, END OF PERIOD                            $18.800            $17.060
                                                          =======            =======

TOTAL RETURN(3)                                            10.20%              6.09%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $387                $--
Ratio of expenses to average net assets                     1.78%              1.79%
Ratio of net investment loss to average net assets         (1.23%)            (1.22%)
Portfolio turnover                                           106%               100%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                Delaware Growth Opportunities Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $18.240     $14.170      $16.050     $41.810      $27.260

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                         (0.120)     (0.092)      (0.085)     (0.095)      (0.227)
Net realized and unrealized gain (loss) on investments          2.090       4.162       (1.795)    (16.830)      19.797
                                                              -------     -------      -------     -------      -------
Total from investment operations                                1.970       4.070       (1.880)    (16.925)      19.570
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net realized gain on investments                              --          --           --      (8.508)      (5.020)
In excess of net realized gain on investments                      --          --           --      (0.327)          --
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                                  --          --           --      (8.835)      (5.020)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $20.210     $18.240      $14.170     $16.050      $41.810
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                10.80%      28.72%      (11.71%)    (49.30%)      77.55%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $7,700     $21,390      $19,886     $22,542      $40,419
Ratio of expenses to average net assets                         1.18%       1.25%        1.16%       1.13%        0.95%
Ratio of net investment loss to average net assets             (0.63%)     (0.61%)      (0.51%)     (0.44%)      (0.61%)
Portfolio turnover                                               106%        100%          97%        121%         123%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

NOTES                                         DELAWARE GROWTH OPPORTUNITIES FUND
  TO FINANCIAL STATEMENTS                     September 30, 2004

Delaware Group Equity Funds IV (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Diversified Growth Fund and Delaware Growth Opportunities Fund. These financial statements and the related notes pertain to the Delaware Growth Opportunities Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITS) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $3,051 for the year ended September 30, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended September 30, 2004 were approximately $143. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses.

At September 30, 2004, the fund had receivables from or liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                        $(23,900)
  Dividend disbursing, transfer agent, accounting
    and administration fees other expenses
    payable to DSC                                                 (35,598)
  Other expenses payable to DMC and affiliates*                     91,487

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                         DELAWARE GROWTH OPPORTUNITIES FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in-house legal services provided to the Fund by DMC employees. For the year ended September 30, 2004, the Fund has costs of $23,700.

For the year ended September 30, 2004, DDLP earned $36,498 for commissions on sales of the Fund's Class A shares. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the year ended September 30, 2004, the Fund made purchases of $542,405,128 and sales of $583,409,460 of investment securities other than short-term investments.

At September 30, 2004, the cost of investments for federal income tax purposes was $565,018,306. At September 30, 2004, the net unrealized appreciation was $42,495,598, of which $68,847,182 related to unrealized appreciation of investments and $26,351,584 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. There were no dividends or distributions paid during the years ended September 30, 2004 and 2003.

As of September 30, 2004, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                                    $479,174,943
  Capital loss carryforwards                                        (22,998,194)
  Unrealized appreciation of investments                             42,495,598
                                                                   ------------
  Net assets                                                       $498,672,347
                                                                   ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $65,138,106 was utilized in 2004. Such capital loss carryforwards expire as follows: $22,998,194 expires in 2011.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended September 30, 2004, the Fund recorded the following permanent reclassifications. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

   Accumulated net
   Investment loss                            Paid-in capital
   ---------------                            ---------------
    $5,198,107                                 $(5,198,107)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                             Year Ended
                                                       9/30/04        9/30/03
Shares sold:
  Class A                                             5,075,154      1,651,968
  Class B                                               221,244        217,975
  Class C                                               126,173        144,372
  Class R                                                20,677              1
  Institutional Class                                   143,789        362,029
                                                     ----------     ----------
                                                      5,587,037      2,376,345
                                                     ----------     ----------
Shares repurchased:
  Class A                                            (5,078,096)    (4,322,575)
  Class B                                              (557,590)      (551,045)
  Class C                                              (174,757)      (124,123)
  Class R                                                   (64)            --
  Institutional Class                                  (935,789)      (592,792)
                                                     ----------     ----------
                                                     (6,746,296)    (5,590,535)
                                                     ----------     ----------
Net decrease                                         (1,159,259)    (3,214,190)
                                                     ==========     ==========

For the years ended September 30, 2004 and 2003, 168,447 Class B shares were converted to 150,095 Class A shares valued at $2,885,182 and 71,707 Class B shares were converted to 64,374 Class A shares valued at $1,026,526, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of September 30, 2004, or at any time during the year.

NOTES                                         DELAWARE GROWTH OPPORTUNITIES FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

7. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At September 30, 2004, the market value of securities on loan was $104,618,204, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISKS
The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings in real estate during the year ended September 30, 2004. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware Group Equity Funds IV - Delaware Growth
Opportunities Fund

We have audited the accompanying statement of net assets of Delaware Growth Opportunities Fund (one of the series constituting Delaware Group Equity Funds
IV) (the "Fund") as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Growth Opportunities Fund of Delaware Group Equity Funds IV at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                          Ernst & Young LLP

Philadelphia, Pennsylvania
November 5, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                  Number of             Other
                                                                             Principal        Portfolios in Fund     Directorships
   Name,                      Position(s)                                   Occupation(s)      Complex Overseen         Held by
  Address                      Held with          Length of Time               During         by Trustee/Director   Trustee/Director
and Birthdate                   Fund(s)               Served                Past 5 Years         or Officer            or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,           77               None
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA                                                various executive capacities
       19103                                      Trustee since         at different times at
                                                  May 15, 2003         Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -          94               None
   2005 Market Street                                                 Citadel Constructors, Inc.
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor           94         Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation


   JOHN A. FRY                   Trustee(4)           3 Years                 President -             77             Director -
 2005 Market Street                                                    Franklin & Marshall College                Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                        Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -     94               None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938

                                                                                                  Number of             Other
                                                                             Principal        Portfolios in Fund     Directorships
   Name,                      Position(s)                                   Occupation(s)      Complex Overseen         Held by
  Address                      Held with          Length of Time               During         by Trustee/Director   Trustee/Director
and Birthdate                   Fund(s)               Served                Past 5 Years         or Officer            or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -   94           Director and
 2005 Market Street                                                     National Gallery of Art                   Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                        Chairperson - Andy
      19103                                                                                                      Warhol Foundation

                                                                                                                     Director -
                                                                                                                   Systemax Inc.
   November 1, 1940


   THOMAS F. MADISON             Trustee              10 Years               President/Chief          94            Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                      CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River, Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &      94               None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in       94               None(5)
    2005 Market Street       Vice President      Vice President     various executive capacities
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
                                                  August 21, 2003
   December 19, 1949

   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in        94               None(5)
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF         Senior Vice President    8 Years          Mr. Bishof has served in       94               None(5)
   2005 Market Street            and Treasurer                       various executive capacities
    Philadelphia, PA                                                     at different times at
       19103                                                             Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Growth Opportunities Fund, but may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Growth Opportunities Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                         Affiliated Officers                        Contact Information
JUDE T. DRISCOLL                          JOSEPH H. HASTINGS                         INVESTMENT MANAGER
Chairman                                  Executive Vice President and               Delaware Management Company
Delaware Investments Family of Funds      Chief Financial Officer                    Philadelphia, PA
Philadelphia, PA                          Delaware Investments Family of Funds
                                          Philadelphia, PA                           NATIONAL DISTRIBUTOR
WALTER P. BABICH                                                                     Delaware Distributors, L.P.
Board Chairman                            RICHELLE S. MAESTRO                        Philadelphia, PA
Citadel Construction Corporation          Executive Vice President,
King of Prussia, PA                       Chief Legal Officer and Secretary          SHAREHOLDER SERVICING, DIVIDEND
                                          Delaware Investments Family of Funds       DISBURSING AND TRANSFER AGENT
JOHN H. DURHAM                            Philadelphia, PA                           Delaware Service Company, Inc.
Private Investor                                                                     2005 Market Street
Gwynedd Valley, PA                        MICHAEL P. BISHOF                          Philadelphia, PA 19103-7094
                                          Senior Vice President and Treasurer
JOHN A. FRY                               Delaware Investments Family of Funds       FOR SHAREHOLDERS
President                                 Philadelphia, PA                           800 523-1918
Franklin & Marshall College
Lancaster, PA                                                                        FOR SECURITIES DEALERS AND FINANCIAL
                                                                                     INSTITUTIONS REPRESENTATIVES ONLY
ANTHONY D. KNERR                                                                     800 362-7500
Managing Director
Anthony Knerr & Associates                                                           WEB SITE
New York, NY                                                                         www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9005)                                                        Printed in the USA
AR-016 [9/04] IVES 11/04                                                   J9853

Item 2. Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Ann R. Leven
         Thomas F. Madison
         Janet L. Yeomans (1)

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $43,350 for the fiscal year ended September 30, 2004.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $38,900 for the fiscal year ended September 30, 2003.



------------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         (b) Audit-related fees.
             ------------------

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2004.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $167,700 for the Registrant's fiscal year ended September 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2003.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $166,400 for the Registrant's fiscal year ended September 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         (c) Tax fees.
             --------

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $3,500 for the fiscal year ended September 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of excise returns.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended September 30, 2004.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $2,500 for the fiscal year ended September 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of excise returns.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended September 30, 2003.

         (d) All other fees.
             --------------

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended September 30, 2004.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended September 30, 2004.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended September 30, 2003.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended September 30, 2003.

         (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $346,440 and $300,800 for the Registrant's fiscal years ended September 30, 2004 and September 30, 2003, respectively.

         (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6. Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


NAME OF REGISTRANT:

JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  December 2, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  December 2, 2004


JOSEPH H. HASTINGS
-------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  December 2, 2004